SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Leases [Abstract]
Less than 1 year		$ 225,202
1 year	912,635	920,209
2 year	959,650	912,194
3 year	142,251	63,731
4 year	52,176	30,774
5 year	24,280
Thereafter		14,206
Total lease payments	2,090,992	2,166,316
Less: imputed interest	(104,052)	(116,291)
Total lease liabilities	1,986,940	2,050,025	$ 2,377,832	$ 207,049	¥ 1,389,731
Less: current portion	(848,230)	(844,093)	(798,621)
Lease liabilities – non-current portion	$ 1,138,710	$ 1,205,932	$ 1,579,211